SUPPLEMENT DATED DECEMBER 19, 2001 TO
                        PROSPECTUS DATED MAY 1, 2001 AND
                 SUPPLEMENTED ON MAY 25, 2001 AND JULY 2, 2001.

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1
                           VISIONARY VARIABLE ANNUITY

PLEASE USE THIS SUPPLEMENT WITH THE VISIONARY PROSPECTUS DATED MAY 1, 2001. READ IT CAREFULLY AND KEEP IT WITH YOUR MAY 1, 2001 PROSPECTUS FOR FUTURE REFERENCE.

MATURITY BENEFIT FEATURE DISCONTINUED

         The Maturity Benefit feature is not available for Contracts sold on or after January 1, 2002. All references to the Maturity Benefit in the Visionary prospectus are hereby deleted. Please contact your agent for more information.

                      SUPPLEMENT DATED DECEMBER 19, 2001 TO
                        PROSPECTUS DATED MAY 1, 2001 AND
                 SUPPLEMENTED ON MAY 25, 2001 AND JULY 2, 2001.

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1
                        VISIONARY CHOICE VARIABLE ANNUITY

PLEASE USE THIS SUPPLEMENT WITH THE VISIONARY CHOICE PROSPECTUS DATED MAY 1, 2001. READ IT CAREFULLY AND KEEP IT WITH YOUR MAY 1, 2001 PROSPECTUS FOR FUTURE REFERENCE.

GUARANTEED LIVING BENEFIT FEATURE DISCONTINUED

         The Guaranteed Living Benefit feature is not available for Contracts sold on or after January 1, 2002. All references to the Guaranteed Living Benefit in the Visionary Choice prospectus are hereby deleted. Please contact your agent for more information.